NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2017
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS

NOTE 13     NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS FROM CONTINUING OPERATIONS

	Years Ended December 31,
	2017	2016	2015
Merian	$69	$10	$(3)
Yanacocha	(63)	(595)	(134)
Other	(1)	(1)	(11)
	$5	$(586)	$(148)

Newmont has a 75% economic interest in Merian, with the remaining interests held by Staatsolie. Newmont consolidates Merian in its Consolidated Financial Statements as the primary beneficiary in the variable interest entity. Newmont consolidates Merian through Suriname, LLC (formerly known as Surgold), a company wholly owned by Newmont. Merian reached commercial production in October 2016.

In December 2017, Yanacocha repurchased 64 million shares (a 5% ownership) from International Finance Corporation, which resulted in Newmont’s ownership in Yanacocha increasing from 51.35% to 54.05%, with the remaining interests held by Buenaventura (which increased from 43.65% to 45.95%). Newmont consolidates Yanacocha in its Consolidated Financial Statements due to a majority voting interest.

The following summarizes the consolidated assets and liabilities of Merian.

	At December 31,	At December 31,
	2017	2016
Current assets:
Cash and cash equivalents	$27	$50
Inventories	79	57
Stockpiles and ore on leach pads	21	23
Other current assets (1)	6	37
	133	167
Non-current assets:
Property, plant and mine development, net	769	746
Other non-current assets (2)	8	8
Total assets	$910	$921

Current liabilities:
Other current liabilities (3)	$50	$43
	50	43
Non-current liabilities:
Reclamation and remediation liabilities	17	11
Other non-current liabilities (4)	1	—
Total liabilities	$68	$54

(1)	Other current assets include trade and other accounts receivable, prepaid assets and other current assets.
(2)	Other non-current assets include intangibles, stockpiles and ore on leach pads.
(3)	Other current liabilities include accounts payable, employee-related benefits and other current liabilities.
(4)	Other non-current liabilities include employee related benefits.

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